Subsequent events (Details Narrative) - Limited Partner [Member] - $ / shares	1 Months Ended		4 Months Ended		7 Months Ended
	Jan. 26, 2023	Jan. 24, 2022	Apr. 25, 2023	Apr. 27, 2022	Jul. 20, 2023
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Jul. 20, 2023
Distribution Made to Limited Partner, Distributions Declared, Per Unit					$ 0.15
Dividends Payable, Date of Payment					Aug. 08, 2023
Dividends Payable, Date of Payment					Aug. 02, 2023